NOTE 9 – STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Equity [Abstract]
NOTE 9 - STOCKHOLDERS' EQUITY - A Summary of Warrant Activity
	Number of warrants
	Original shares issued	Anti-dilution Adjusted
Warrants as of August 31, 2022	50,000,000	—
Warrants granted during the year	—	—
Warrants as of August 31, 2023	50,000,000	—
Warrants granted during the six months	—	—
Exercisable as of February 29, 2024	50,000,000	—

	Number of warrants
	Original shares issued	Anti-dilution Adjusted
Warrants as of August 31, 2021	—	—
Warrants granted during the year	50,000,000	—
Warrants as of August 31, 2022	50,000,000	—
Warrants granted during the year	—	—
Exercisable as of August 31, 2023	50,000,000	—